Commitment and Contingencies Schedule of Future Minimum Lease Payments, Operating Lease (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Other Commitments [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 89.7
Operating Leases, Future Minimum Payments, Due in Two Years	84.2
Operating Leases, Future Minimum Payments, Due in Three Years	73.0
Operating Leases, Future Minimum Payments, Due in Four Years	59.8
Operating Leases, Future Minimum Payments, Due in Five Years	51.8
Operating Leases, Future Minimum Payments, Due Thereafter	315.5
Operating Leases, Future Minimum Payments Due	674.0
Guaranteed Minimum Franchise Payments [Member]
Other Commitments [Line Items]
Other Commitment, Due in Next Twelve Months	150.8
Other Commitment, Due in Second Year	97.2
Other Commitment, Due in Third Year	22.7
Other Commitment, Due in Fourth Year	14.7
Other Commitment, Due in Fifth Year	7.2
Other Commitment, Due after Fifth Year	38.7
Other Commitment	$ 331.3